Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates
(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include those related to revenue recognition; stock-based compensation; valuation of deferred taxes; income tax uncertainties; allowances for doubtful accounts, and the useful lives of property and equipment.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. Although the Company deposits its cash and cash equivalents with multiple financial institutions, its deposits, at times, may exceed federally insured limits. Cash equivalents were $2,686,727 and $2,686,066 for December 31, 2012 and 2011.

Receivables
(c)	Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. As of December 31, 2011, a single customer accounted for 100% of trade accounts receivable. That same customer represented 100% of license and milestone revenues for the years ended December 31, 2012 and 2011 and 100% and 92% of research revenue for the years ended December 31, 2012 and 2011.

The Company maintains an allowance for doubtful accounts for estimated losses. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and their customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company had no write-offs in 2012 and 2011 and the Company did not record an allowance for doubtful accounts as of December 31, 2012 and 2011 as all trade accounts receivable were deemed collectible. The Company does not have any off-balance-sheet credit exposure related to its customers.

The related-party receivable represents amounts due from an employee as of December 31, 2012 and 2011. The employee was current in payments as of December 31, 2012, but subsequent to year-end the employee no longer works for the Company and the balance was forgiven in February 2013.

Revenue Recognition
(d)	Revenue Recognition

Revenue is recognized when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectibility is reasonably assured. The Company recognizes up-front license fees as earned. Milestone payments are recognized upon successful completion of a performance milestone event. Contract revenues related to collaborative research and development agreements are recognized on a ratable basis as services are performed. Any amounts received in advance of performance are recorded as deferred revenue until earned.

The Company enters into arrangements with collaboration partners that sometimes involve multiple deliverables. These arrangements may contain one or more of the following elements: license and other up-front fees, contract research and development services, milestone payments and royalties. Each deliverable in the arrangement is evaluated to determine whether it meets the criteria to be accounted for as a separate unit of accounting or whether it should be combined with other deliverables. When deliverables are separable, consideration is allocated to the separate units of accounting based upon the relative selling price method, and appropriate revenue recognition principles are applied to each unit. When the Company determines that the arrangement should be accounted for as a single unit of accounting, revenue is recognized over the period for which performance obligations will be performed.

Up-front, nonrefundable fees and milestone payments received by the Company under license and collaboration arrangements that include future obligations, in whatever form, are recognized ratably over the expected performance period under each respective arrangement. Under these arrangements, the Company makes its best estimate of the period over which it expects to fulfill its performance obligations, which may include technology transfer assistance, research activities, clinical development activities, and manufacturing activities from development through the commercialization of the product. Given the uncertainties of these extended collaboration arrangements, significant judgment is required to determine the duration of the performance period. For license and collaboration arrangements where no future performance obligations exist, up-front, nonrefundable fees and milestone payments are recognized when received. Any amounts received in advance of performance are recorded as deferred revenue until recognized.

The Company may provide research and development services under collaboration arrangements to advance the development of jointly owned products. The Company records the expenses incurred and reimbursed on a net basis.

Property and Equipment
(e)	Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Maintenance and repairs that do not extend the life or improve the asset are expensed in the year incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which are five years for laboratory and office equipment, three years for computer equipment and software, and seven years for furniture and fixtures.

Impairment
(f)	Impairment

Long-lived assets are reviewed for impairment whenever events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value.

Income Taxes
(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided against net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of its income tax expense.

Share-Based Payments
(h)	Share-Based Payments

The Company recognizes stock-based compensation expense for grants of stock option awards and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s board of directors based on the grant-date fair value of those awards. The grant-date fair value of an award is generally recognized as compensation expense over the award’s requisite service period. In addition, the Company has granted performance-based stock option awards and restricted stock grants, which vest based upon the Company satisfying certain performance conditions. Potential compensation cost, measured on the grant date, related to these performance options will be recognized only if, and when, the Company estimates that these options will vest, which is based on whether the Company considers the options’ performance conditions to be probable of attainment. The Company’s estimates of the number of performance-based options that will vest will be revised, if necessary, in subsequent periods. In addition, the Company grants stock options to nonemployee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to nonemployees are subject to periodic revaluation over their vesting terms.

The Company uses the Black-Scholes model to compute the estimated fair value of stock option awards. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s Common Stock price, (ii) the periods of time over which employees and members of the board of directors are expected to hold their options prior to exercise (expected term), (iii) expected dividend yield on the Common Stock, and (iv) risk-free interest rates. Stock-based compensation expense also includes an estimate, which is made at the time of grant, of the number of awards that are expected to be forfeited. This estimate is revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation cost that has been expensed in the statements of operations amounted to $127,488 and $1,334,729 for the years ended December 31, 2012 and 2011, allocated as follows:

	Year ended December 31
	2012	2011
Research and development	$40,414	$423,109
General and administrative	87,074	911,620

	$127,488	$1,334,729

In 2012, the Company did not issue any stock-based compensation awards. In 2011, the Company issued 1,095,791 Series B common stock options to management, employees, and directors of the Company, which were 100% vested at date of grant. The Company recognized $1,077,725 of stock-based compensation expense in connection with these awards.

Key assumptions used in the determination of the fair value of stock options granted are as follows:

Expected Term: The expected term represents the period that the stock-based awards are expected to be outstanding. Due to limited historical experience of similar awards, the expected term was estimated using the simplified method in accordance with the provisions of Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment, for awards with stated or implied service periods. The simplified method defines the expected term as the average of the contractual term and the vesting period of the stock option. For awards with performance conditions, and that have the contractual term to satisfy the performance condition, the contractual term was used.

Risk-Free Interest Rate: The risk-free interest rate used was based on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term.

Expected Dividend: The expected dividend assumption is based on management’s current expectation about the Company’s anticipated dividend policy. The Company does not anticipate declaring dividends in the foreseeable future.

Expected Volatility: Since the Company does not have sufficient trading history, the volatility factor was based on the average of similar public companies. When selecting similar companies, the Company considered the industry, stage of life cycle, size, and financial leverage.

No stock options were granted in 2012. For options granted in 2011, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2011
Expected term	5.55 years
Risk-free interest rates	1.53%
Expected dividend yield	—
Expected volatility	70.66

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Stock Compensation requires the Company to recognize compensation expense for the portion of options that are expected to vest. Therefore, the Company applied estimated forfeiture rates that were derived from historical employee termination behavior. If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.

As of December 31, 2012, there was $1,088,536 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s stock option plan. That cost is expected to be recognized over a weighted average period of five years and will be adjusted for subsequent changes in estimated forfeitures. The weighted average fair value of share-based compensation awards granted during the year ended December 31, 2011 was approximately $1.02.

Fair Value
(i)	Fair Value

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Quoted prices for identical instruments in active markets.

•

Level 2 Inputs: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuation in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 Inputs: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

For trade accounts receivable, prepaid and other current assets, related-party receivable, trade accounts payable, and accrued expenses, the carrying amounts approximate fair value because of the short maturity of these instruments.

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	December 31, 2012	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$—	$—

	$2,686,727	$2,686,727	$—	$—

	December 31, 2011	Fair value measurements at reporting date using
		Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Cash equivalents-money market funds	$2,686,066	$2,686,066	$—	$—

	$2,686,066	$2,686,066	$—	$—

The following methods and assumptions were used to determine the fair value of each class of assets and liabilities recorded at fair value in the balance sheets:

Cash equivalents: Cash equivalents primarily consist of highly rated money market funds with original maturities to the Company of three months or less, and are purchased daily at par value with specified yield rates. Due to the high ratings and short-term nature of the funds, the Company considers all cash equivalents as Level 1.

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 for the years ended December 31, 2012 or 2011.

Earnings (Loss) Per Share
(j)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the fiscal period. Net income (loss) available to common shareholders for the years ended December 31, 2012 and 2011 was calculated using the two-class method, which is an earnings allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (loss) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required as the Company has Class A and Class B common stock and since the Company’s Series B preferred stock and the unvested restricted stock each contain a participation feature.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, convertible preferred stock, and unvested restricted stock, to the extent such shares are dilutive.

The Company computes earnings (loss) per share in accordance with ASC 260-10, Earnings per Share. Under the guidance, unvested restricted stock grants and Series B convertible preferred stock that contain non-forfeitable rights to dividends or dividend equivalents are participating securities and, therefore, are included in computing basic earnings per share (“EPS”) pursuant to the two-class method. The two-class method determines earnings (loss) per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings (loss). However, unvested restricted stock grants and Series B convertible preferred stock are not included in computing EPS for the year ended December 31, 2011 as the Company has losses for this period and these securities are not contractually obligated to share in losses of the Company.

The computation of basic earnings (loss) per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings (loss) per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards.

The following table sets forth the computation of basic and diluted earnings (loss) per share of Class A and Class B common stock at December 31, 2012 and 2011. The allocation of undistributed earnings (losses) to Class A and Class B common stock in the table below excludes $148,468 and $0 of net income (loss) allocated to the participating securities as December 31, 2012 and 2011.

	Years ended December 31
	2012		2011
	Class A	Class B	Class A	Class B
Basic net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Denominator
Weighted avg. commons shares outstanding	10,351,334	4,637,347	10,351,334	4,600,381

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Diluted net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock in basic earnings per share	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares	62,354	—	—	—

Total earnings (losses) used in per share computation	2,644,156	1,156,634	(1,559,190)	(692,998)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Plus: Weighted avg. Series B convertible preferred shares	250,000	—	—	—

Number of shares used in per share computation	10,601,334	4,637,347	10,351,334	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

The computation of diluted earnings per share for the years ended December 31, 2012 and 2011 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31
	2012	2011
Stock options	3,403,001	3,419,201
Unvested restricted stock	345,263	383,916
Warrants	70,000	70,000

Comprehensive Income
(k)	Comprehensive Income
The Company has no components of income that would require classification as other comprehensive income for the year ended December 31, 2012 or 2011.
Segment Information
(l)	Segment Information

The Company is a single reportable segment engaged in research and development for the delivery of drugs using its proprietary delivery technology. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief operating decision maker made such decisions and assessed performance at the company level, as one segment.